CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Income from continuing operations		R$ 517,314	R$ 1,524,997	R$ 1,078,333
Adjustments for:
Depreciation and amortization		1,715,863	1,517,402	1,503,039
Depreciation and depletion of biological assets		1,030,491	876,976	798,239
Result on disposal of property, plant and equipments and investment		(141,211)	40,220	15,402
Write-down of inventories to net realizable value		128,680	122,082	149,517
Provision for tax, civil and labor risks		116,144	319,237	836,357
Impairment			10,160	22,927
Income from investments under the equity method				1,737
Financial results, net		3,044,575	1,698,995	1,865,399
Tax recoveries and gains in tax lawsuits		(108,785)	(379,087)	(1,218,993)
Deferred income tax		(807,744)	(250,136)	(290,094)
Employee profit sharing		170,425	283,065	269,755
Other provisions		2,793	61,185	239,540
Cash flow provided by operating activities before working capital		5,668,545	5,825,096	5,271,158
Trade accounts receivable		386,889	(481,192)	(182,126)
Inventories		(2,878,507)	(2,622,702)	(130,646)
Biological assets - current		(815,699)	(524,414)	(94,087)
Trade accounts payable		1,420,014	2,154,693	(392,533)
Supply chain finance		790,946	620,232	(31,760)
Cash generated by operating activities		4,572,188	4,971,713	4,440,006
Investments in securities at FVTPL	[1]	(115,041)		(92,911)
Redemptions of securities at FVTPL	[1]	145,053	102,172	39,189
Interest received		106,388	87,334	180,686
Dividends and interest on shareholders' equity received				15,551
Payment of tax, civil and labor provisions		(399,252)	(269,820)	(564,342)
Derivative financial instruments		266,491	923,709	(325,486)
Payment of income taxes			(155)	(98)
Other operating assets and liabilities	[2]	(652,191)	24,216	228,722
Net cash provided by operating activities		3,923,636	5,839,169	3,812,083
INVESTING ACTIVITIES
Investments in securities at amortized cost		(4,060)		(15,362)
Redemptions of securities at amortized cost		166,112		95,638
Investments in securities at FVTOCI	[3]	(12,866)
Redemptions of securities at FVTOCI	[3]	86,059	26,352	264,965
Redemption of restricted cash		400	285,672	599,847
Additions to property, plant and equipment		(1,555,426)	(804,609)	(417,165)
Additions to biological assets - non-current		(1,239,746)	(1,006,222)	(837,930)
Proceeds from disposals of property, plant, equipments and investment		58,836	126,540	1,879,220
Additions to intangible assets		(179,632)	(96,181)	(64,320)
Business combination, net of cash		(985,639)
Sale of participation in subsidiaries with loss of control		132,951	38,546	(3,005)
Acquisition of participation in joint ventures and subsidiaries		1,770	(1,087)
Net cash used in investing activities		(3,531,241)	(1,430,989)	1,501,888
Net cash used in investing activities from discontinued operations		(17,550)		(58,782)
Net cash used in investing activities		(3,548,791)	(1,430,989)	1,443,106
FINANCING ACTIVITIES
Proceeds from debt issuance		2,990,782	10,420,333	5,399,158
Repayment of debt		(1,395,347)	(10,247,359)	(9,481,138)
Payment of interest		(1,193,367)	(1,421,539)	(1,290,853)
Payment of interest derivatives - fair value hedge		(2,975)
Treasury shares acquisition		(27,721)	(106,070)
Acquisition of non-controlling interests		(238,421)	(100,390)	(183,672)
Payment of lease liabilities		(705,427)	(553,556)	(553,017)
Net cash used in financing activities		(572,476)	(2,008,581)	(6,109,522)
Net cash provided by financing activities from discontinued operations				1,567
Net cash used in financing activities		(572,476)	(2,008,581)	(6,107,955)
EFFECT OF EXCHANGE RATE VARIATION ON CASH AND CASH EQUIVALENTS		149,826	939,241	54,540
Net increase (decrease) in cash and cash equivalents		(47,805)	3,338,840	(798,226)
Balance at the beginning of the year		7,576,625	4,237,785	5,036,011
Balance at the end of the year		R$ 7,528,820	R$ 7,576,625	R$ 4,237,785

[1]	FVTPL: Fair Value Through Profit and Loss.
[2]	Contemplates the payment of employee profit sharing in the amount of R$290,332 for the year ended December 31, 2021 (R$217,794 for the year ended December 31, 2020 and R$93,713 for the year ended December 31, 2019).
[3]	FVTOCI: Fair Value Through Other Comprehensive Income.